Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO Andrew Main ($)(1)	Compensation Actually Paid to PEO Andrew Main ($)(2)	Summary Compensation Table Total for PEO Gavin Michael ($)(1)	Compensation Actually Paid to PEO Gavin Michael ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(5)	Net Income/(Loss) (million) ($)(6)
2024	7,341,350	12,908,963	3,852,381	(5,021,846)	1,123,841	1,332,676	83	103.4
2023	—	—	1,476,142	10,516,473	938,923	1,912,409	187	225.8

Named Executive Officers, Footnote
Mr. Michael was our PEO for the 2023 and 2024 fiscal years until his resignation effective March 25, 2024. Mr. Main was appointed as our PEO effective March 25, 2024. This column represents the amount of total compensation reported for our PEO for each corresponding year (a “Subject Year”) in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this proxy statement
	For the 2024 fiscal year, our Non-PEO NEOs were: Karen Alexander, Chief Financial Officer, and Nicholas Baes, Chief Operating Officer. For the 2023 fiscal year, our Non-PEO NEOs were: Karen Alexander, Chief Financial Officer, and Marc D’Annunzio, General Counsel and Secretary. This column represents the average of the amounts of total compensation reported for each Non-PEO NEO as a group for each Subject Year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this proxy statement.
Adjustment To PEO Compensation, Footnote
This column represents the amount of “compensation actually paid” to our PEO as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the amounts disclosed for compensation actually paid reflect the adjustments listed in the table below made to the total compensation amounts reported in the Summary Compensation Table for our PEO by subtracting the value of equity awards reported in the Summary Compensation Table for the applicable Subject Year and adding (or subtracting, as applicable) the following for the applicable Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.
The amounts added or subtracted to determine the adjusted amount for Andrew Main:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2024	$6,709,357	$12,451,607	$—	$—	$(174,637)	$—	$—	$5,567,613
2023	$—	$—	$—	$—	$—	$—	$—	$—

The amounts added or subtracted to determine the adjusted amount for our Gavin Michael:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2024	$2,415,051	$2,891,774	$749,237	$—	$(6,904,151)	$3,196,036	$—	$(8,874,227)
2023	$698,035	$9,214,750	$—	$4,297,462	$(3,531,235)	$242,611	$—	$9,040,331

Non-PEO NEO Average Total Compensation Amount	$ 1,123,841	$ 938,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,332,676	1,912,409
Adjustment to Non-PEO NEO Compensation Footnote	This column represents the average of the amounts of “compensation actually paid” to our Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the amounts disclosed for compensation actually paid reflect the adjustments listed in the table below, using the same adjustment methodology described above in Note 2:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2024	$558,824	$1,245,758	$—	$(213,994)	$(231,491)	$32,614	$—	$208,835
2023	$352,129	$1,163,168	$—	$542,464	$(360,813)	$19,204	$—	$973,486

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship between Compensation Actually Paid and Cumulative Company Total Shareholder Return

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, for Andrew Main was $12.9 million and $0 for 2024 and 2023, respectively, and for Gavin Michael was $(5.0) million and $10.5 million for 2024 and 2023, respectively. The average of the amounts of compensation actually paid to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, was $1.3 million and $1.9 million for 2024 and 2023, respectively. The cumulative total shareholder return of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $187.32 and $83.23 for 2023 and 2024, respectively. Please see Note 5 above for additional information related to the computation of cumulative Company total shareholder return.

Compensation Actually Paid vs. Net Income
Description of Relationship between Compensation Actually Paid and Company Net Income

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, for Andrew Main was $12.9 million and $0 for 2024 and 2023, respectively, and for Gavin Michael was $(5.0) million and $10.5 million for 2024 and 2023, respectively. The average of the amounts of compensation actually paid to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, was $1.3 million and $1.9 million for 2024 and 2023, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable year, was $(103.4) million and $(225.8) million for 2024 and 2023, respectively.

Total Shareholder Return Amount	$ 83	187
Net Income (Loss)	$ 103,400,000	$ 225,800,000
PEO Name		Mr. Michael
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding the “compensation actually paid” (as defined in Item 402(v) of Regulation S-K) to the Principal Executive Officer or “PEO” and to the Non-PEO NEOs (on an average basis) for 2024 and 2023. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals. Andrew Main did not have compensation reported in the Company’s fiscal year 2023 Summary Compensation Table.
	Calculated based upon the closing price of a share of the Company’s common stock on the last day of its 2022, 2023, and 2024 fiscal years, which prices were $29.75, $55.75 and $24.77, respectively.The dollar amounts reported represent the amount of net loss reflected in our audited consolidated financial statements included in the Annual Report for the applicable year.
Main [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,341,350
PEO Actually Paid Compensation Amount	$ 12,908,963
PEO Name	Mr. Main
Michael [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,852,381	$ 1,476,142
PEO Actually Paid Compensation Amount	$ (5,021,846)	10,516,473
PEO Name	Mr. Michael
PEO | Main [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,567,613	0
PEO | Main [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,709,357)	0
PEO | Main [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,451,607	0
PEO | Main [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Main [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Main [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,637)	0
PEO | Main [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Main [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Michael [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,874,227)	9,040,331
PEO | Michael [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,415,051)	(698,035)
PEO | Michael [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,891,774	9,214,750
PEO | Michael [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,297,462
PEO | Michael [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	749,237	0
PEO | Michael [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,904,151)	(3,531,235)
PEO | Michael [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,196,036)	(242,611)
PEO | Michael [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,835	973,486
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(558,824)	(352,129)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,245,758	1,163,168
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,994)	542,464
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,491)	(360,813)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,614)	(19,204)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0